Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Voyage and vessel	$ 48,526	$ 23,922
Corporate accruals	463	1,587
Interest and dividends	2,610	6,678
Payroll and benefits (note 16f)	8,136	8,669
Accrued liabilities	$ 59,735	$ 40,856